Common Stock - Summary of Common Stock Issuances (Details)	9 Months Ended
Sep. 30, 2017 USD ($) shares
Equity [Abstract]
Number of Common Stock, Shares | shares	67,199,362
Number of Common Stock, Value | $	$ 67,199
Shares issued for investment and held in escrow, shares | shares		[1]
Shares issued for investment and held in escrow | $		[1]
Shares issued for investment and held in escrow, shares | shares		[2]
Shares issued for investment and held in escrow | $		[2]
Number of Common Stock, Shares | shares	67,199,362
Number of Common Stock, Value | $	$ 67,199

[1]	On January 19, 2015, the Company issued 950,000,000 shares of restricted common stock for the purchase of 100% shares of Asia Innovation Technology Limited and its assets. The acquisition has not yet closed on the date of this filing and the shares are held in escrow as disclosed in Note 5.
[2]	On April 14, 2017, the Company issued 600,000,000 shares of restricted common stock for the purchase of 100% shares of Sino King Management Limited and its assets. The acquisition has not yet closed on the date of this filing and the shares are held in escrow as disclosed in Note 5.